Olstein All Cap Value Fund
Olstein All Cap Value Fund
Investment Objective
The Olstein All Cap Value Fund’s (the “Fund” or “All Cap Value Fund”) primary investment objective is long-term capital appreciation and its secondary objective is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or another series of the Trust managed by Olstein Capital Management, L.P. (“OCM” or the “Adviser”).  More information about these and other discounts is available from your financial adviser and in the Prospectus under the section entitled “Shareholder Information – Class Descriptions” on page 32 of the Fund’s statutory prospectus.  The table below does not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Olstein All Cap Value Fund	Adviser Class	Class A		Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	none	none	[1]	1.00%
[1]	Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more that were not subject to a front-end sales charge are subject to a CDSC of 1.00% if sold within one year of the purchase date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Olstein All Cap Value Fund		Adviser Class	Class A		Class C
Management Fees		1.00%	1.00%		1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%		1.00%
Other Expenses		0.16%	0.16%	[1]	0.16%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%		0.02%
Total Annual Fund Operating Expenses	[3]	1.18%	1.43%		2.18%
[1]	Other Expenses for the Class A shares are based on estimates for the current fiscal year.
[2]	"Total Annual Fund Operating Expenses" shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.
[3]	"Total Annual Fund Operating Expenses" shown in the above table reflect current fees for the Fund, rather than those of the Fund's predecessor, the Olstein All Cap Value Fund series of The Olstein Funds (the "All Cap Value Predecessor Fund").

Expense Example
The expense examples below are intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples below do not reflect any transaction fees that may be charged by a financial intermediary or commissions that a shareholder may be required to pay directly to its financial intermediary when buying and selling Adviser Class shares.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Olstein All Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Adviser Class	120	375	649	1,432
Class A	688	978	1,289	2,169
Class C	321	682	1,169	2,513

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Olstein All Cap Value Fund | Class C | USD ($)	221	682	1,169	2,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2017, the Predecessor Fund’s portfolio turnover rate was 55.51% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that the Fund’s investment adviser, Olstein Capital Management, L.P. (“OCM”), believes are significantly undervalued.  OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business. The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow.  Future free cash flow represents the cash that a company is able to generate from operations after any required investment to maintain or expand its asset base (i.e., after required capital expenditures and working capital needs).

When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company’s ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets.  When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company’s business.  OCM believes that in-depth analysis of financial statements reveals the success of a company’s strategy, the sustainability of its performance and the impact of management decisions on future cash flow.  OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.

OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology.  The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM’s estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.

The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow.  Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth, value, cyclical, or any other category .  OCM’s assessment of a company’s intrinsic value relative to its market price is the key determinant influencing all investment decisions.  The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, and will limit the Fund’s foreign investments to investments in developed countries, rather than countries with developing or emerging markets.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund is actively managed and may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if OCM cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Small- and Mid-Sized Company Risk.  Small- and mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.

Value-Style Investing Risk.  The Fund uses a value-oriented investment approach.  However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.

Foreign Investing Risk.  Investing in foreign companies typically involves more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism, war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Performance
Pursuant to an Agreement and Plan of Reorganization between Trust, on behalf of the Fund, and The Olstein Funds, on behalf of the All Cap Value Predecessor Fund, the Fund will acquire all of the assets and liabilities of the All Cap Value Predecessor Fund in exchange for shares of the Fund on or about August 24, 2018 (the “Reorganization”).  The Fund is a newly formed series of the Trust and had no operations prior to the Reorganization.  The All Cap Value Predecessor Fund was a series of the Olstein Funds.  As a result of the Reorganization, the Fund will be the accounting and performance successor of the All Cap Value Predecessor Fund. OCM served as investment adviser to the All Cap Value Predecessor Fund since inception and will continue to serve as investment adviser to the Fund.   The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class C shares of the All Cap Value Predecessor Fund from year to year and by showing how the average annual returns of Class C shares and Adviser Class shares of the Fund over time compare to the performance of the Russell 3000® Value Index and Russell 3000® Index.  The Russell 3000® Value Index and Russell 3000® Index represent broad measures of market performance.  Fund returns shown in the performance table reflect the the contingent deferred sales charge of 1.00% during the one year period for the Class C shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at http://www.olsteinfunds.com or by calling or by calling (800) 799‑2113.

Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q2 2009 21.54%	Q4 2008 -28.36%

Year-to-Date as of March 31, 2018
-1.00%

Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Returns - Olstein All Cap Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception
Class C	Class C Return Before Taxes	13.29%	12.60%	5.97%	10.23%
Adviser Class	Adviser Class Return Before Taxes	15.39%	13.69%	6.88%	8.06%
After Taxes on Distributions | Class C	Class C Return After Taxes on Distributions	11.71%	11.43%	5.42%	8.42%
After Taxes on Distributions and Sale of Fund Shares | Class C	Class C Return After Taxes on Distributions and Sale of Fund Shares	8.80%	9.95%	4.74%	8.03%
Russell 3000® Value Index	Russell 3000® Value Index	13.19%	13.95%	7.19%	9.38%
Russell 3000® Index	Russell 3000® Index	21.13%	15.58%	8.60%	9.16%

Average annual total returns for Class A shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown only for Class C shares; after-tax returns for the Adviser Class or Class A will vary to the extent they have different expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).